Other Long-term Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Restricted Stock Units (RSU) CNY	Dec. 31, 2012 Restricted Stock Units (RSU) CNY
Accrued liabilities, noncurrent
RSU long-term payable				144,433	99,768
Other		450	200
Total other long-term payable	$ 23,933	144,883	99,968